Total
Lazard Retirement Global Listed Infrastructure Portfolio
Lazard Retirement Global Listed Infrastructure Portfolio
Investment Objective
The Portfolio seeks total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc., but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Retirement Global Listed Infrastructure Portfolio		Service	Investor
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.15%	0.15%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[2]	1.31%	1.06%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are 1.30% and 1.05% of the Portfolio’s Service Shares and Investor Shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Retirement Global Listed Infrastructure Portfolio - USD ($)	Service	Investor
1 Year	$ 133	$ 108
3 Years	$ 415	$ 337

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of infrastructure companies and concentrates its investments in industries represented by infrastructure companies. Lazard Asset Management

LLC (the “Investment Manager”) focuses on companies with a minimum market capitalization of $250 million that own physical infrastructure and which the Investment Manager believes are undervalued.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in infrastructure companies organized or located outside the US or doing a substantial amount of business outside the US. The Investment Manager allocates the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio may invest in equity securities of companies with some business activities located in emerging market countries.

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

As part of its investment strategy, the Portfolio may use repurchase agreements or money market mutual funds to maximize the value of its assets held in cash.

Although the Portfolio is classified as “diversified” under the Investment Company Act of 1940, as amended, it may invest in a smaller number of issuers than other, more diversified investment portfolios.

Principal Investment Risks
Risk Table - Lazard Retirement Global Listed Infrastructure Portfolio	Risk [Text Block]
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Infrastructure Companies Risk

Infrastructure Companies Risk: Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Repurchase Agreements Risk

Repurchase Agreements Risk: The Portfolio may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates the Portfolio from changes in the market value of the security during the period. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Portfolio may lose money.

Non-US Securities Risk

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless.

Emerging Market Risk

Emerging Market Risk: Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk

Foreign Currency Risk: Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, the Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

Forward Currency Contracts and Currency Hedging Risk

Forward Currency Contracts and Currency Hedging Risk: Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause the Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Value Investing Risk

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Focused Investing Risk

Focused Investing Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.